Stock Option Plans (Outstanding Stock Option on Result of Operation) (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012
Stock-Based Compensation Expense:
Stock Options	$ (19,347)	$ (19,347)	$ (159,272)		$ (172,233)
Income Tax Benefit	0	0	0		0
Per share decrease in Income or increase in Loss Per Share:
Basic	$ 0.15	$ (0.26)	$ (1.69)		$ 0.09
Diluted	$ 0.13	$ (0.26)	$ (1.69)	[1]	$ 0.09	[1]
Stock options
Stock-Based Compensation Expense:
Stock Options	19,347	19,347	159,272		172,233
Income Tax Benefit	0	0	0		0
Net Increase in Net Loss	$ 19,347	$ 19,347	$ 159,272		$ 172,233
Per share decrease in Income or increase in Loss Per Share:
Basic	$ 0.0019	$ 0.0055	$ 0.027		$ 0.049
Diluted	$ 0.0017	$ 0.0055	$ 0.027		$ 0.048

[1]	Due to net loss for period, dilutive loss per share is the same as basic.